Credit Risk - Summary of Residential Mortgages by Geographical Distribution (Detail) - Credit Risk [member] - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Stock [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 154,944	£ 154,274
Stock [member] | London [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	37,600	37,200
Stock [member] | Midlands and East Anglia [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	20,600	20,600
Stock [member] | North UK [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	22,200	22,800
Stock [member] | Northern Ireland [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	3,600	3,800
Stock [member] | Scotland [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	6,800	7,000
Stock [member] | South East Excluding London [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	47,200	46,100
Stock [member] | South West and Wales and Other [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	16,900	16,800
New Business [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	24,218	24,569
New Business [member] | London [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	5,800	6,700
New Business [member] | Midlands and East Anglia [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	3,400	3,200
New Business [member] | North UK [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	3,000	3,000
New Business [member] | Northern Ireland [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	200	200
New Business [member] | Scotland [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	1,000	900
New Business [member] | South East Excluding London [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	8,200	8,100
New Business [member] | South West and Wales and Other [member]
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 2,600	£ 2,500